BASIC AND DILUTED EARNINGS PER SHARE - (Details) Rp / shares in Units, $ / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp) Rp / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 IDR (Rp) Rp / shares	Dec. 31, 2019 IDR (Rp) Rp / shares
BASIC EARNINGS PER SHARE (in full amount)
Owners of the parent company	Rp 24,877	$ 1,746	Rp 21,052	Rp 19,068
Basic earnings per share | (per share)	Rp 251.13	$ 0.02	Rp 212.51	Rp 192.49